CAPITAL RISK MANAGEMENT - Adjusted Net Debt and Debt Leverage Ratio (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Share Capital, Reserves And Other Equity Interest [Abstract]
Current portion of long-term debt	$ 1,828	$ 1,551
Long-term debt	29,905	17,137
Deferred transaction costs and discounts	1,122	185
Borrowings	32,855	18,873
Add (deduct):
Subordinated notes adjustment	(1,508)	(1,000)
Net debt derivative assets	(988)	(1,260)
Credit risk adjustment related to net debt derivative assets	(10)	(18)
Short-term borrowings	2,985	2,200
Current portion of lease liabilities	362	336
Lease liabilities	1,666	1,621
Cash and cash equivalents	(463)	(715)
Restricted cash and cash equivalents	(12,837)	0
Adjusted net debt	$ 22,062	$ 20,037